Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 5.7%
71,057		AT&T, Inc.	$1,343,688	1.3
39,399		Comcast Corp. – Class A	1,464,461	1.4
6,084		Electronic Arts, Inc.	674,959	0.7
10,418	(1)	Iridium Communications, Inc.	639,352	0.6
1,052		Nexstar Media Group, Inc.	195,567	0.2
38,352		Verizon Communications, Inc.	1,488,441	1.5
			5,806,468	5.7

		Consumer Discretionary: 5.7%
30,736		Ford Motor Co.	370,983	0.4
8,019		General Motors Co.	310,656	0.3
13,301		Gentex Corp.	379,743	0.4
3,853		Genuine Parts Co.	681,442	0.7
10,717		LKQ Corp.	613,977	0.6
5,166		McDonald's Corp.	1,363,359	1.3
10,119		Service Corp. International	683,336	0.7
6,287		Travel + Leisure Co.	263,740	0.2
23,354		Wendy's Company	512,854	0.5
4,877		Yum! Brands, Inc.	620,159	0.6
			5,800,249	5.7

		Consumer Staples: 7.9%
22,221		Altria Group, Inc.	1,031,721	1.0
14,331		Coca-Cola Co.	852,838	0.8
8,091		Conagra Brands, Inc.	294,593	0.3
24,264		Flowers Foods, Inc.	676,480	0.7
11,028		General Mills, Inc.	876,836	0.9
16,345		Mondelez International, Inc.	1,065,367	1.0
4,439		PepsiCo, Inc.	770,300	0.8
13,689		Philip Morris International, Inc.	1,331,940	1.3
6,289		Procter & Gamble Co.	865,115	0.8
5,685		Tyson Foods, Inc.	336,779	0.3
			8,101,969	7.9

		Energy: 8.2%
25,174		Baker Hughes Co.	770,324	0.8
4,109		Cheniere Energy, Inc.	646,510	0.6
4,148		Chevron Corp.	666,874	0.7
2,866		ConocoPhillips	296,201	0.3
2,410		Diamondback Energy, Inc.	338,798	0.3
7,182		DT Midstream, Inc.	360,536	0.4
5,327		EOG Resources, Inc.	602,058	0.6
4,858		Exxon Mobil Corp.	533,943	0.5
40,882		Kinder Morgan, Inc.	697,447	0.7
8,696		Marathon Petroleum Corp.	1,074,826	1.0
9,266		Phillips 66	950,321	0.9
6,855		Targa Resources Corp.	507,955	0.5
7,278		Valero Energy Corp.	958,731	0.9
			8,404,524	8.2

		Financials: 20.2%
6,235		Allstate Corp.	802,943	0.8
1,159		American Financial Group, Inc.	155,434	0.1
8,891		American International Group, Inc.	543,329	0.5
485		Ameriprise Financial, Inc.	166,292	0.2
1,930		Aon PLC	586,817	0.6
8,579		Axis Capital Holdings Ltd.	520,917	0.5
24,539		Bank of America Corp.	841,688	0.8
10,179		Bank OZK	468,539	0.5
7,094		Charles Schwab Corp.	552,764	0.5
21,411		Citigroup, Inc.	1,085,324	1.1
16,330		Citizens Financial Group, Inc.	681,941	0.7
815		CME Group, Inc.	151,068	0.1
8,580		Commerce Bancshares, Inc.	567,567	0.6
4,496		Cullen/Frost Bankers, Inc.	592,663	0.6
2,170		Erie Indemnity Co.	510,796	0.5
460		Everest Re Group Ltd.	176,626	0.2
4,991		First American Financial Corp.	283,389	0.3
10,870		First Hawaiian, Inc.	297,295	0.3
9,091		Hancock Whitney Corp.	446,550	0.4
2,861		Hanover Insurance Group, Inc.	399,052	0.4
9,675		Hartford Financial Services Group, Inc.	757,359	0.7
6,448		International Bancshares Corp.	312,921	0.3
884		JPMorgan Chase & Co.	126,721	0.1
15,667		Keycorp	286,549	0.3
11,207		Loews Corp.	684,636	0.7
3,825		Marsh & McLennan Cos., Inc.	620,186	0.6
12,142		Metlife, Inc.	870,946	0.8
4,833		Morgan Stanley	466,385	0.5
25,866		Old Republic International Corp.	682,086	0.7
7,304		Popular, Inc.	521,506	0.5
8,456		Prosperity Bancshares, Inc.	621,431	0.6
4,404		Travelers Cos, Inc.	815,268	0.8
3,933		UMB Financial Corp.	356,566	0.3
14,501		Unum Group	646,020	0.6
20,607		US Bancorp	983,572	1.0
9,140		Washington Federal, Inc.	320,540	0.3
17,364		Wells Fargo & Co.	812,114	0.8
3,201		Willis Towers Watson PLC	750,186	0.7
2,799		Wintrust Financial Corp.	257,872	0.2
			20,723,858	20.2

		Health Care: 16.5%
5,710		Abbott Laboratories	580,821	0.6
3,633		AbbVie, Inc.	559,119	0.6
1,547		AmerisourceBergen Corp.	240,651	0.2
2,672		Amgen, Inc.	618,995	0.6
19,583		Bristol-Myers Squibb Co.	1,350,444	1.3
9,510		Cardinal Health, Inc.	720,002	0.7
2,786		Cigna Corp.	813,791	0.8
12,398		CVS Health Corp.	1,035,729	1.0
1,338		Elevance Health, Inc.	628,418	0.6
2,623		Eli Lilly & Co.	816,330	0.8
539	(1)	GE HealthCare Technologies, Inc.	40,964	0.0

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

13,416	Gilead Sciences, Inc.	1,080,390	1.1
1,287	Humana, Inc.	637,091	0.6
17,537	Johnson & Johnson	2,687,721	2.6
2,334	McKesson Corp.	816,457	0.8
4,073	Medtronic PLC	337,244	0.3
13,975	Merck & Co., Inc.	1,484,704	1.5
42,445	Pfizer, Inc.	1,721,994	1.7
1,552	UnitedHealth Group, Inc.	738,659	0.7
		16,909,524	16.5

	Industrials: 9.5%
7,694	3M Co.	828,952	0.8
4,535	AECOM	391,643	0.4
1,576	Allegion Public Ltd.	177,631	0.2
1,737	Caterpillar, Inc.	416,098	0.4
1,433	(1) Copa Holdings S.A.- Class A	132,337	0.1
7,258	CSX Corp.	221,296	0.2
2,114	Cummins, Inc.	513,871	0.5
8,745	Emerson Electric Co.	723,299	0.7
6,919	Fortive Corp.	461,220	0.5
1,617	General Electric Co.	136,976	0.1
10,725	Johnson Controls International plc	672,672	0.7
5,214	Leidos Holdings, Inc.	506,123	0.5
1,178	Lockheed Martin Corp.	558,678	0.6
7,308	MSC Industrial Direct Co.	617,672	0.6
655	Parker Hannifin Corp.	230,462	0.2
5,588	Robert Half International, Inc.	450,505	0.4
5,835	U-Haul Holding Co. - Non-Voting	324,601	0.3
3,451	United Parcel Service, Inc. - Class B	629,773	0.6
3,253	Verisk Analytics, Inc.	556,621	0.5
4,168	Waste Connections, Inc.	558,179	0.6
1,010	Westinghouse Air Brake Technologies Corp.	105,373	0.1
827	WW Grainger, Inc.	552,792	0.5
		9,766,774	9.5

	Information Technology: 8.9%
1,343	Accenture PLC	356,634	0.4
8,020	Amdocs Ltd.	734,712	0.7
2,484	Automatic Data Processing, Inc.	546,033	0.5
34,546	Cisco Systems, Inc.	1,672,717	1.6
12,344	Cognizant Technology Solutions Corp.	773,105	0.8
5,419	Dolby Laboratories, Inc.	445,875	0.4
12,398	Genpact Ltd.	591,757	0.6
26,014	Hewlett Packard Enterprise Co.	406,078	0.4
3,013	Jack Henry & Associates, Inc.	494,855	0.5
20,263	Juniper Networks, Inc.	623,695	0.6
8,977	MAXIMUS, Inc.	736,832	0.7
611	National Instruments Corp.	30,862	0.0
8,153	NetApp, Inc.	526,276	0.5
4,802	Paychex, Inc.	530,141	0.5
606	Texas Instruments, Inc.	103,899	0.1
2,670	Visa, Inc. - Class A	587,240	0.6
		9,160,711	8.9

	Materials: 3.3%
3,018	Air Products & Chemicals, Inc.	863,088	0.8
21,404	Amcor PLC	238,440	0.2
15,183	Dow, Inc.	868,468	0.8
4,995	FMC Corp.	645,104	0.6
1,340	Linde PLC	466,816	0.5
11,380	WestRock Co.	357,332	0.4
		3,439,248	3.3

	Real Estate: 5.7%
4,030	Crown Castle, Inc.	526,923	0.5
4,568	CubeSmart	214,650	0.2
5,730	Digital Realty Trust, Inc.	597,238	0.6
7,070	Equity Residential	442,016	0.4
5,845	First Industrial Realty Trust, Inc.	308,324	0.3
13,273	Highwoods Properties, Inc.	351,735	0.4
10,059	Iron Mountain, Inc.	530,612	0.5
11,715	Kilroy Realty Corp.	421,974	0.4
1,604	Lamar Advertising Co.	167,714	0.2
4,463	Life Storage, Inc.	537,881	0.5
3,859	Mid-America Apartment Communities, Inc.	617,826	0.6
14,113	National Retail Properties, Inc.	639,601	0.6
3,708	ProLogis, Inc.	457,567	0.5
		5,814,061	5.7

	Utilities: 6.3%
6,844	American Electric Power Co., Inc.	602,067	0.6
1,190	Atmos Energy Corp.	134,244	0.1
5,049	Consolidated Edison, Inc.	451,128	0.4
5,182	DTE Energy Co.	568,517	0.6
9,257	Duke Energy Corp.	872,565	0.9
10,476	Edison International	693,616	0.7
2,199	Eversource Energy	165,717	0.2
6,281	National Fuel Gas Co.	359,776	0.4
5,328	NiSource, Inc.	146,147	0.1
4,112	ONE Gas, Inc.	329,618	0.3
24,354	PPL Corp.	659,263	0.6
4,293	Sempra Energy	643,778	0.6
13,676	Southern Co.	862,408	0.8
		6,488,844	6.3

	Total Common Stock
	(Cost $96,356,492)	100,416,230	97.9

EXCHANGE-TRADED FUNDS: 1.8%
12,029	iShares Russell 1000 Value ETF	1,850,421	1.8

	Total Exchange-Traded Funds
	(Cost $1,899,476)	1,850,421	1.8

	Total Long-Term Investments
	(Cost $98,255,968)	102,266,651	99.7

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
138,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.470%
	(Cost $138,000)	138,000	0.1

	Total Short-Term Investments
	(Cost $138,000)	138,000	0.1

	Total Investments in Securities (Cost $98,393,968)	$102,404,651	99.8
	Assets in Excess of Other Liabilities	230,416	0.2
	Net Assets	$102,635,067	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Common Stock*	$100,416,230	$–	$–	$100,416,230
Exchange-Traded Funds	1,850,421	–	–	1,850,421
Short-Term Investments	138,000	–	–	138,000
Total Investments, at fair value	$102,404,651	$–	$–	$102,404,651

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $98,999,451.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$8,344,461
Gross Unrealized Depreciation	(4,939,261)

Net Unrealized Appreciation	$3,405,200